EQUITY METHOD INVESTMENTS - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investments, ownership percentage	100.00%
Balance Sheet
Current assets	$ 815,564	$ 1,258,506
Total current liabilities	(545,780)	(414,412)
Statement of operations
Net (loss)/income	(2,850)	939,057	$ 560,615
ECGS
Balance Sheet
Current assets	34,834	36,504
Non-current assets	72	97
Total current liabilities	(22,925)	(25,501)
Non-current liabilities	(931)	(931)
Statement of operations
Revenue	50,690	58,680
Net (loss)/income	881	713
Avenir
Balance Sheet
Current assets	25,447	34,028
Non-current assets	264,124	270,177
Total current liabilities	(39,182)	(69,509)
Non-current liabilities	(128,171)	(92,694)
Statement of operations
Revenue	72,786	62,875
Net (loss)/income	(19,377)	(16,217)
Logística e Distribuição de Gás S.A. (“LOGAS”)
Balance Sheet
Current assets	8,458
Non-current assets	8,462
Total current liabilities	(1,846)
Non-current liabilities	(243)
Statement of operations
Revenue	11,353
Net (loss)/income	$ 1,876
CoolCo
Balance Sheet
Current assets		145,338
Non-current assets		1,912,723
Total current liabilities		(278,589)
Non-current liabilities		(1,063,959)
Statement of operations
Revenue		256,434
Net (loss)/income		$ 110,744